Cover	Oct. 16, 2023	Oct. 02, 2023
Cover [Abstract]
Document Type		8-K
Document Period End Date		Dec. 05, 2023
Entity Registrant Name		Invesco Commercial Real Estate Finance Trust, Inc.
Entity Incorporation, State or Country Code		MD
Entity File Number		000-56564
Entity Tax Identification Number		92-1080856
Entity Address, Address Line One		2001 Ross Avenue
Entity Address, Address Line Two		Suite 3400
Entity Address, City or Town		Dallas
Entity Address, State or Province		TX
Entity Address, Postal Zip Code		75201
City Area Code		972
Local Phone Number		715-8400
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		true
Entity Ex Transition Period		true
Entity Central Index Key		0001976927
Amendment Flag		false
Current Fiscal Year End Date	--12-31